Due to Related Parties	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Related Party Transactions [Abstract]
DUE TO RELATED PARTIES
6.	DUE TO RELATED PARTIES

It has come to the board's attention that on July 31, 2018, our now deceased CEO deposited $50,000 into the company's account. Although it has been suggested that the funds may have been intended for use toward Mr. Dearmin's healthcare, the board does not know for certain what the purpose of the funds were or the nature of any intended investment. Accordingly, the board is investigating the appropriate disposition of the funds which will likely be to the estate of Mr. Dearmin. Until such a determination is made, the board does not intend to use these funds for any corporate purpose. For reporting purposes, the company has treated the deposit as a due to related party.

NOTE 4 – DUE TO RELATED PARTIES

During the six months ended June 30, 2018, the company, under its new management, has borrowed a total of $132,000 from Mr. Bradford T Adamczyk, the company's PEO and director, and Jonathan Barcklow, the company's Vice President and Secretary and director. These loans are interest free and are payable on demand. On May 1, 2018, both directors submitted subscription agreements for $60,000 for 1,000,000 shares of company common stock, each to be settled with the company's debt. On July 23, 2018, the remaining balance of $12,000 was paid back to one director.

It has come to the board's attention that on July 31, 2018, our now deceased CEO deposited $50,000 into the company's account. Although it has been suggested that the funds may have been intended for use toward Mr. Dearmin's healthcare, the board does not know for certain what the purpose of the funds were or the nature of any intended investment. Accordingly, the board is investigating the appropriate disposition of the funds which will likely be to the estate of Mr. Dearmin. Until such a determination is made, the board does not intend to use these funds for any corporate purpose. For reporting purposes, the company has treated the deposit as a due to related party